North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 3.9%
	ENERGY - 0.9%
	Oil, Gas & Consumable Fuels - 0.9%
4,049	Pioneer Natural Resources Co.	$941,271
	TOTAL ENERGY	941,271

	INDUSTRIALS - 0.5%
	Aerospace & Defense - 0.5%
1,166	Lockheed Martin Corp.	503,852
	TOTAL INDUSTRIALS	503,852

	MATERIALS - 2.5%
	Chemicals - 1.0%
9,711	Nutrien Ltd.[1]	954,106
	Metals & Mining - 1.5%
22,749	Barrick Gold Corp.[1]	507,530
7,898	BHP Group Ltd.[1]	529,008
6,975	Newmont Corp.	508,129
		1,544,667
	TOTAL MATERIALS	2,498,773

	TOTAL COMMON STOCKS
	(Cost $3,982,979)	3,943,896

	PURCHASED CALL OPTION - 0.5%
150	S&P500 EMINI OPTN Sep22C 4550, Expiration Date: September 2022, Exercise Price $4,550.00	519,375
	TOTAL PURCHASED CALL OPTION
	(Cost $965,898)	519,375

Principal Amount	ASSET BACKED SECURITIES - 14.6%
	Aegis Asset Backed Securities Trust 2005-2
2,374,719	1.388% (1 Month LIBOR USD + 0.720%), 06/25/2035[3]	2,304,474
	Aligned Data Centers Issuer LLC
1,048,000	1.937%, 08/15/2046[2]	948,021
	Asset-Backed Pass-Through Certificates Series 2004-R2
849,698	1.313% (1 Month LIBOR USD + 0.645%), 04/25/2034[3]	845,479
	Countrywide Asset-Backed Certificates
543,297	1.328% (1 Month LIBOR USD + 0.660%), 03/25/2036[3]	542,809
	FBR Securitization Trust
1,000,000	1.373% (1 Month LIBOR USD + 0.705%), 11/26/2035[3]	985,247
	Foundation Finance Trust 2017-1
85,054	3.300%, 07/15/2033[2]	85,310
	HI-FI Music IP Issuer LP
1,000,000	3.939%, 02/01/2062[2]	993,465
	HSI Asset Securitization Corp Trust 2006-OPT3
405,370	1.208% (1 Month LIBOR USD + 0.540%), 02/25/2036[3]	400,805
	JP Morgan Mortgage Acquisition Trust 2006-CH1
290,000	0.988% (1 Month LIBOR USD + 0.320%), 07/25/2036[3]	286,122
	JP Morgan Mortgage Acquisition Trust 2007-CH3
508,246	0.928% (1 Month LIBOR USD + 0.260%), 03/25/2037[3]	502,040
	Long Beach Mortgage Loan Trust 2005-1
1,172,495	1.943% (1 Month LIBOR USD + 1.275%), 02/25/2035[3]	1,164,044
	NMEF Funding 2022-A LLC
2,000,000	2.580%, 10/16/2028[2]	1,964,548
	OASIS 2020-2 LLC
122,396	4.262%, 05/15/2032[2]	122,438
	Oasis Securitization Funding LLC
671,838	2.143%, 10/15/2033[2]	663,531
	Planet Fitness Master Issuer LLC
1,250,000	3.251%, 12/05/2051[2]	1,157,704
	RASC Series 2005-EMX2 Trust
239,476	1.643% (1 Month LIBOR USD + 0.650%), 07/25/2035[3]	239,576
	Renaissance Home Equity Loan Trust 2005-3
956,184	5.140%, 11/25/2035[5]	964,638
	Soundview Home Loan Trust 2006-OPT3
612,755	1.008% (1 Month LIBOR USD + 0.340%), 06/25/2036[3]	612,346
	TOTAL ASSET BACKED SECURITIES
	(Cost $14,973,411)	14,782,597

	CORPORATE BONDS - 52.1%
	COMMUNICATION SERVICES - 2.4%
	Diversified Telecommunicaiton Services - 0.9%
	T-Mobile USA, Inc.
1,000,000	3.500%, 04/15/2031[2]	887,700
	Entertainment - 1.0%
	Netflix Inc.
1,000,000	4.875%, 06/15/2030[2]	976,480
	Wireless Telecommunication Services - 0.5%
	Vodafone Group PLC
515,000	7.000% (5 Year Swap Rate USD + 4.873%), 04/04/2079[1,3]	544,556
	TOTAL COMMUNICATION SERVICES	2,408,736

	CONSUMER DISCRETIONARY - 4.8%
	Automobiles - 4.8%
	BMW US Capital, LLC
1,500,000	3.250%, 04/01/2025[2]	1,487,151
	Ford Motor Credit Co. LLC
1,500,000	3.810%, 01/09/2024	1,475,708
	General Motors Financial Co., Inc.
1,000,000	5.700% (5 Year CMT Rate + 4.997%), 09/30/2169[3]	980,000
	NISSAN MOTOR CO., LTD.
1,000,000	4.810%, 09/17/2030[1]	940,275
	TOTAL CONSUMER DISCRETIONARY	4,883,134

	CONSUMER STAPLES - 2.8%
	Food Products - 2.8%
	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance, Inc.
1,000,000	3.000%, 02/02/2029[1,2]	891,340
	Kraft Heinz Foods Co.
1,500,000	3.000%, 06/01/2026	1,434,688
	Mondelez International Inc.
500,000	2.125%, 03/17/2024	491,198
	TOTAL CONSUMER STAPLES	2,817,226

	ENERGY - 2.8%
	Oil, Gas & Consumable Fuels - 2.8%
	Enbridge Inc.
800,000	5.750% (5 Year CMT Rate + 5.314%), 07/15/2080[1,3]	796,000
	Schlumberger Holdings Corp.
2,000,000	3.750%, 05/01/2024[2]	2,013,256
	TOTAL ENERGY	2,809,256

	FINANCIALS - 26.0%
	Banks - 18.9%
	Australia and New Zealand Banking Group Ltd.
1,250,000	6.750% (5 Year Mid Swap Rate USD + 5.168%), 12/29/2049[1,3]	1,310,419
	Banco Bilbao Vizcaya Argentaria, S.A.
1,000,000	6.500% (5 Year CMT Rate + 5.192%), 06/05/2025[1,3]	971,250
	Bank of America Corp.
850,000	6.500% (3 Month LIBOR USD + 4.174%), 04/23/2025[3]	868,598
1,000,000	6.125% (5 Year CMT Rate + 3.231%), 07/27/2170[3]	1,002,500
	Bank of Montreal
500,000	2.150%, 03/08/2024[1]	490,118
	BNP Paribas SA
700,000	7.375% (5 Year Swap Rate USD + 5.150%), 12/29/2049[1,3]	729,123
	Citigroup Inc.
1,300,000	4.000% (5 Year CMT Rate + 3.597%), 06/10/2169[3]	1,183,000
	CoBank ACB
1,000,000	4.250% (5 Year CMT Rate + 3.049%), 07/01/2170[3]	915,000
	Commerzbank Aktiengesellschaft
1,000,000	7.000% (5 Year Swap Rate USD + 5.228%), 04/09/2171[1,3]	989,000
	Credit Agricole S.A.
1,000,000	7.875% (5 Year Swap Rate USD + 4.898%), 01/29/2049[1,2,3]	1,027,500
	Fifth Third Bancorp
1,000,000	4.500% (5 Year CMT Rate + 4.215%), 12/30/2025[3]	972,417
	HSBC Holdings PLC
1,000,000	6.000% (5 Year Swap Rate EUR + 5.338%), 03/29/2164[1,3]	1,075,477
	Huntington Bancshares Inc.
1,000,000	4.450% (7 Year CMT Rate + 4.045%), 03/15/2168[3]	960,083
500,000	5.625% (10 Year CMT Rate + 4.945%), 01/15/2169[3]	500,985
	JPMorgan Chase & Co.
1,100,000	6.750% (3 Month LIBOR USD + 3.780%), 01/29/2050[3]	1,120,031
	Lloyds Banking Group plc
700,000	6.750% (5 Year CMT Rate + 4.815%), 12/27/2166[1,3]	705,624
	M&T Bank Corp.
325,000	6.450% (3 Month LIBOR USD + 3.610%), 12/29/2049[3]	327,234
	NatWest Group plc
500,000	8.000% (5 Year Swap Rate USD + 5.720%), 12/29/2049[3]	527,170
	Regions Financial Corp.
500,000	5.750% (5 Year CMT Rate + 5.430%), 12/15/2165[3]	511,250
	Skandinaviska Enskilda Banken AB
800,000	5.125% (5 Year CMT Rate + 3.463%), 11/13/2025[1,3]	768,500
	SVB Financial Group
500,000	4.000% (5 Year CMT Rate + 3.202%), 11/15/2169[3]	435,475
	Truist Financial Corp.
1,000,000	5.100% (10 Year CMT Rate + 4.349%), 03/01/2061[3]	1,001,250
	Westpac Banking Corp.
750,000	5.000% (5 Year Mid Swap Rate USD + 2.888%), 09/21/2162[1,3]	712,500
		19,104,504
	Capital Markets - 3.7%
	The Bank of New York Mellon Corp.
900,000	4.700% (5 Year CMT Rate + 4.358%), 03/20/2169[3]	900,000
	The Charles Schwab Corp.
500,000	5.375% (5 Year CMT Rate + 4.971%), 05/01/2025[3]	506,285
240,000	6.106% (3 Month LIBOR USD + 4.820%), 02/28/2049[3]	239,400
	Credit Suisse Group AG
500,000	5.250% (5 Year CMT Rate + 4.889%), 08/11/2027[1,2,3]	440,625
	The Goldman Sachs Group, Inc.
125,000	5.300% (3 Month LIBOR USD + 3.834%), 12/29/2049[3]	123,671
1,000,000	5.500% (5 Year CMT Rate + 3.623%), 08/10/2168[3]	1,004,540
	Northern Trust Corp.
250,000	4.600% (3 Month LIBOR USD + 3.202%), 04/01/2027[3]	243,438
	State Street Corp.
250,000	4.423% (3 Month LIBOR USD + 3.597%), 12/29/2049[3]	249,862
		3,707,821
	Consumer Finance - 0.9%
	Ally Financial Inc.
500,000	4.700% (7 Year CMT Rate + 3.481%), 11/15/2169[3]	431,655
	American Express Co.
500,000	2.250%, 03/04/2025	482,744
		914,399
	Insurance - 2.5%
	Assurant, Inc.
700,000	7.000% (3 Month LIBOR USD + 4.135%), 03/27/2048[3]	724,048
	MetLife, Inc.
1,400,000	3.850% (5 Year CMT Rate + 3.576%), 03/15/2026[3]	1,336,720
	PartnerRe Finance B LLC
500,000	4.500% (5 Year CMT Rate + 3.815%), 10/01/2050[3]	468,680
		2,529,448
	TOTAL FINANCIALS	26,256,172

	HEALTH CARE - 0.5%
	Health Care Providers & Services - 0.5%
	Centene Corp.
650,000	2.500%, 03/01/2031	541,304
	TOTAL HEALTH CARE	541,304

	INDUSTRIALS - 4.1%
	Airlines - 0.5%
	American Airlines, Inc. / AAdvantage Loyalty IP Ltd.
500,000	5.750%, 04/20/2029[1,2]	482,600
	Commercial Services & Supplies - 0.5%
	Syngenta Finance N.V.
500,000	5.182%, 04/24/2028[1]	502,036
	Industrial Conglomerates - 2.6%
	Caterpillar Financial Services Corp.
1,660,000	3.250%, 12/01/2024	1,666,200
	General Electric Co.
1,000,000	4.156% (3 Month LIBOR USD + 3.330%), 09/15/2169[3]	948,620
		2,614,820
	Machinery - 0.5%
	Stanley Black & Decker Inc.
500,000	2.300%, 02/24/2025	485,693
	TOTAL INDUSTRIALS	4,085,149

	INFORMATION TECHNOLOGY - 2.0%
	Technology Hardware, Storage & Peripherals - 2.0%
	Apple Inc.
2,000,000	3.250%, 02/23/2026	1,997,613
	TOTAL INFORMATION TECHNOLOGY	1,997,613

	MATERIALS - 2.9%
	Metals & Mining - 2.9%
	Alcoa Nederland Holding BV
1,200,000	6.125%, 05/15/2028[1,2]	1,222,200
	Freeport-McMoRan Inc.
1,800,000	4.625%, 08/01/2030	1,741,257
	TOTAL MATERIALS	2,963,457

	UTILITIES - 3.8%
	Electric Utilities - 2.6%
	Duke Energy Corp.
1,000,000	4.875% (5 Year CMT Rate + 3.388%), 03/16/2025[3]	992,500
	Emera Inc.
750,000	6.750% (3 Month LIBOR USD + 5.440%), 06/15/2076[1,3]	763,125
	NextEra Energy Capital Holdings, Inc.
1,000,000	3.800% (5 Year CMT Rate + 2.547%), 03/15/2082[3]	872,066
		2,627,691
	Multi-Utilities - 1.2%
	CMS Energy Corp.
700,000	3.750% (5 Year CMT Rate + 2.900%), 12/01/2050[3]	589,750
	Dominion Energy, Inc.
650,000	5.750% (3 Month LIBOR USD + 3.057%), 10/01/2054[3]	648,218
		1,237,968
	TOTAL UTILITIES	3,865,659

	TOTAL CORPORATE BONDS
	(Cost $55,844,449)	52,627,706

	U.S. GOVERNMENT NOTES/BONDS - 2.8%
	United States Treasury Note/Bond
1,590,000	1.375%, 11/15/2031	1,388,641
1,575,000	1.875%, 02/15/2032	1,438,418
	TOTAL U.S. GOVERNMENT NOTES/BONDS
	(Cost $3,088,832)	2,827,059

	FOREIGN GOVERNMENT NOTES/BONDS - 1.3%
	Indonesia Treasury Bond
11,000,000,000	6.500%, 02/15/2031[1]	732,600
	Mexican Bonos
120,000	8.500%, 05/31/2029[1]	570,906
	TOTAL FOREIGN GOVERNMENT NOTES/BONDS
	(Cost $1,365,101)	1,303,506

	MORTGAGE BACKED SECURITIES - 17.3%
	BX Commercial Mortgage Trust 2021-VOLT
1,000,000	1.504% (1 Month LIBOR USD + 0.950%), 09/15/2036[2,3]	975,658
	BX Trust 2021-SDMF
1,100,000	1.292% (1 Month LIBOR USD + 0.738%), 09/15/2034[2,3]	1,051,841
	CityLine Commercial Mortgage Trust 2016-CLNE
325,000	2.871%, 11/13/2031[2,5]	320,287
	COMM MTG TR 2014-277P
1,000,000	3.732%, 08/12/2049[2,5]	990,054
	Fannie Mae-Aces
510,362	0.776%, 05/25/2022[5]	18
3,804,284	1.500%, 08/25/2028[5]	279,895
3,481,946	1.386%, 03/26/2029[5]	240,936
	Freddie Mac Multiclass Certificates Series 2015-P001
3,025,000	1.826%, 10/27/2028[5]	292,097
	Freddie Mac Multifamily Structured Pass Through Certificates
19,383,866	1.107%, 01/25/2026[5]	549,701
10,546,288	1.628%, 01/25/2027[5]	619,762
13,244,551	1.084%, 06/25/2029[5]	746,005
2,700,000	1.914%, 04/25/2030[5]	327,023
2,074,000	1.985%, 04/25/2030[5]	260,242
3,332,000	1.704%, 08/25/2030[5]	371,717
8,200,000	1.778%, 09/25/2041[5]	166,393
1,835,000	3.286%, 04/25/2048[5]	365,266
2,035,000	2.722%, 01/25/2049[5]	351,547
1,715,000	2.711%, 02/25/2049[5]	302,578
	FREMF 2013-K28 Mortgage Trust
2,000,000	3.608%, 06/25/2046[2,5]	2,003,824
	FREMF 2013-K29 Mortgage Trust
850,000	3.591%, 05/25/2046[2,5]	851,150
	FREMF 2013-K30 Mortgage Trust
488,190	3.666%, 06/25/2045[2,5]	486,218
	FREMF 2014-K37 Mortgage Trust
1,000,000	4.716%, 01/25/2047[2,5]	1,008,577
	FREMF 2016-K55 Mortgage Trust
400,000	4.297%, 04/25/2049[2,5]	390,452
	FREMF 2016-K59 Mortgage Trust
63,500,818	0.100%, 11/25/2049[2]	216,646
	Government National Mortgage Association
2,412,148	0.821%, 12/16/2056[5]	113,090
4,852,649	1.268%, 09/16/2060[5]	448,939
1,259,934	1.024%, 11/16/2060[5]	98,037
8,815,750	0.993%, 05/16/2063[5]	727,705
7,564,036	0.990%, 05/16/2063[5]	607,761
4,126,293	0.976%, 05/16/2063[5]	321,602
	Independence Plaza Trust 2018-INDP
1,500,000	4.158%, 07/12/2035[2]	1,455,850
	RAMP Series 2004-RS4 Trust
588,561	1.643% (1 Month LIBOR USD + 0.650%), 04/25/2034[3]	584,569
	TOTAL MORTGAGE BACKED SECURITIES
	(Cost $17,809,022)	17,525,440

	SHORT TERM INVESTMENT - 6.2%
6,289,265	First American Treasury Obligations Fund - Class X, 0.29%[6]	6,289,265
	TOTAL SHORT TERM INVESTMENT
	(Cost $6,289,265)	6,289,265

	TOTAL INVESTMENTS - 98.7%
	(Cost $104,318,957)	99,818,844
	Other Assets in Excess of Liabilities - 1.3%	1,331,719
	TOTAL NET ASSETS - 100.0%	$101,150,563

CMT - Constant Maturity Rate
LIBOR - London Inter-bank Offered Rate
PLC - Public Limited Company

[1] Foreign security denominated in U.S. Dollars.
[2]
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At April 30, 2022, the value of these securities total $27,153,969 which represents 26.85% of total net assets.

[3] Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of April 30, 2022.
[4] Step-up bond; the interest rate shown is the rate in effect as of April 30, 2022.
[5] Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of April 30, 2022.
[6] The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments

North Square Strategic Income Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
As of April 30, 2022 (Unaudited)

					Value
Description	Number of Contracts Purchased (Sold)	Settlement Month-Year	Current Notional Amount	Value At Trade Date	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
US 10Yr Note (Cbt)	14	Jun-22	$1,668,187	$1,712,403	$-	$(44,216)
US 10Yr Ultra Future	166	Jun-22	21,414,000	21,839,309	-	(425,309)
US Ultra Bond Cbt	33	Jun-22	5,294,438	5,936,934	-	(642,496)
Total Purchase Contracts			$28,376,625	$29,488,646	$-	$(1,112,021)

Sale Contracts:
AUD Currency Future	(7)	Jun-22	$496,090	$501,740	$5,650	$-
GBP Currency Future	(27)	Jun-22	2,126,081	2,181,810	55,728	-
EUR Currency Future	(24)	Jun-22	3,176,700	3,262,313	85,613	-
JPY Currency Future	(5)	Jun-22	483,438	489,611	6,173	-
CAD Currency Future	(7)	Jun-22	545,335	548,230	2,895	-
S&P500 Emini Future	(45)	Jun-22	9,286,875	10,007,611	720,736	-
US 2Yr Note (Cbt)	(352)	Jun-22	74,206,000	74,713,917	507,917	-
US 5Yr Note (Cbt)	(137)	Jun-22	15,436,047	16,113,009	676,963	-
Total Sale Contracts			$105,756,566	$107,818,241	$2,061,675	$-
Total Futures Contracts			$(77,379,941)	$(78,329,595)	$2,061,675	$(1,112,021)
Net Unrealized Appreciation					$949,654

North Square Strategic Income Fund
SUMMARY OF INVESTMENTS
As of April 30, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Materials	2.5%
Energy	0.9%
Industrials	0.5%
Total Common Stocks	3.9%
Purchased Call Option	0.5%
Asset Backed Securities	14.6%
Corporate Bonds
Financials	26.0%
Consumer Discretionary	4.8%
Industrials	4.1%
Utilities	3.8%
Materials	2.9%
Consumer Staples	2.8%
Energy	2.8%
Communication Services	2.4%
Information Technology	2.0%
Health Care	0.5%
Total Corporate Bonds	52.1%
U.S. Government Notes/Bonds	2.8%
Foreign Government Notes/Bonds	1.3%
Mortgage Backed Securities	17.3%
Short-Term Investment	6.2%
Total Investments	98.7%
Other Assets in Excess of Liabilities	1.3%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments

North Square Strategic Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of April 30, 2022 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2022, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1,2]	$3,943,896	$-	$-	$3,943,896
Purchased Call Option	519,375	-	-	519,375
Asset Backed Securities	-	14,782,597	-	14,782,597
Corporate Bonds[2]	-	52,627,706	-	52,627,706
U.S. Government Notes/Bonds	-	2,827,059	-	2,827,059
Foreign Government Notes/Bonds	-	1,303,506	-	1,303,506
Mortgage Backed Securities	-	17,525,440	-	17,525,440
Short-Term Investment	6,289,265	-	-	6,289,265
Total Investments	$10,752,536	$89,066,308	$-	$99,818,844

Futures Contracts**
Long	$(1,112,021)	$-	$-	$(1,112,021)
Short	2,061,675	-	-	2,061,675
Total Futures Contracts	$949,654	$-	$-	$949,654

[1]	All common stocks held in the Fund are Level 1 securities.
[2]	For a detailed break-out of common stocks and corporate bonds by major sector and industry classification, please refer to the
Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.
**	The fair value of the Fund's futures contracts represents the net unrealized depreciation at period end.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Strategic Income Fund
Beginning balance October 31, 2021	$655,358
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain (loss)	(4,247)
Total unrealized appreciation (depreciation)	(279)
Net purchases	-
Net sales	(650,832)
Balance as of April 30, 2022	$-